UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WORLD CAPITAL PARTNERS L.L.C.
Address:  39400 WOODWARD AVENUE, SUITE 100
          BLOOMFIELD HILLS, MI  48304

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     SAMUEL VALENTI III
Title:    MANAGING MEMBER
Phone:    248-593-8800

Signature,             Place,                 and Date of Signing:
SAMUEL VALENTI III     BLOOMFIELD HILLS, MI   May 9, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 73
Form 13F Information Table Value Total: $102,276
List of Other Included Managers: NONE

                                                          FORM 13F INFORMATION TABLE
                                                   VALUE   SHARES/   SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT   PRN CALL DSCRETN   MANAGERS    SOLE    SHARED    NONE
---------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aixtron SE                     COM      009606104    307       7000 SH       Sole                    7000
Aluminum Corp of China Ltd     COM      022276109    237      10000 SH       Sole                   10000
America Movil SAB              COM      02364W105    290       5000 SH       Sole                    5000
American Axle                  COM      024061103    616      48900 SH       Sole                   48900
Anheuser Busch Inbev SA        COM      03524A108    343       6000 SH       Sole                    6000
ArcelorMittal                  COM      03938L104    228       6300 SH       Sole                    6300
Arch Coal Inc                  COM      039380100   1034      28700 SH       Sole                   28700
Baker Hughes Inc.              COM      057224107    881      12000 SH       Sole                   12000
Boeing                         COM      097023105    591       8000 SH       Sole                    8000
CNH Global NV                  COM      N20935206    243       5000 SH       Sole                    5000
Chesapeake Energy              COM      165167107    835      24900 SH       Sole                   24900
Cisco Systems Inc.             COM      17275R102    739      43100 SH       Sole                   43100
Companhia Energetica de Minas  COM      204409601    251      13000 SH       Sole                   13000
Credit Suisse Group            COM      225401108    221       5200 SH       Sole                    5200
Deutsche Bank AG               COM      D18190898    313       5300 SH       Sole                    5300
Devon Energy                   COM      25179M103    927      10100 SH       Sole                   10100
Diageo PLC                     COM      25243Q205    229       3000 SH       Sole                    3000
Dow Chemical                   COM      260543103    632      16753 SH       Sole                   16753
EMC Corp                       COM      268648102    757      28500 SH       Sole                   28500
Encana Corp                    COM      292505104    221       6400 SH       Sole                    6400
Ensco PLC                      COM      29358Q109    914      15800 SH       Sole                   15800
Fifth Third Bancorp            COM      316773100    211      15200 SH       Sole                   15200
Foster Wheeler AG              COM      H27178104   1095      29100 SH       Sole                   29100
General Electric               COM      369604103    452      22563 SH       Sole                   22563
Goldman Sachs Group            COM      38141G104    460       2900 SH       Sole                    2900
Honda Motor Co. Ltd            COM      438128308    750      20000 SH       Sole                   20000
Honeywell Int.                 COM      438516106    615      10300 SH       Sole                   10300
ING Groep NV                   COM      456837103    343      27000 SH       Sole                   27000
IShares Barclays 20+ Yr Treasu COM      464287432   1575      17100 SH       Sole                   17100
IShares Barclays 7-10 Yr Treas COM      464287440   1553      16700 SH       Sole                   16700
IShares FTSE China 25 Index    COM      464287184   2032      45200 SH       Sole                   45200
IShares MSCI Brazil Index      COM      464286400   3913      50500 SH       Sole                   50500
IShares MSCI Canada Index      COM      464286509   2510      74600 SH       Sole                   74600
IShares MSCI EAFE              COM      464287465  16284     271000 SH       Sole                  271000
IShares MSCI Emerging Markets  COM      464287234   8691     178500 SH       Sole                  178500
IShares MSCI Germany Index     COM      464286806   1905      73400 SH       Sole                   73400
IShares MSCI Hong Kong Index   COM      464286871    464      24500 SH       Sole                   24500
IShares MSCI Japan Index       COM      464286848    825      80000 SH       Sole                   80000
IShares MSCI Pacific ex-Japan  COM      464286665    580      12000 SH       Sole                   12000
IShares MSCI Switzerland Index COM      464286749    334      13200 SH       Sole                   13200
IShares Russell 2000 Index     COM      464287655  12836     152500 SH       Sole                  152500
IShares S&P Latin America 40   COM      464287390   1641      30500 SH       Sole                   30500
IShares iBoxx Investment Grade COM      464287242   1536      14200 SH       Sole                   14200
International Paper            COM      460146103    537      17800 SH       Sole                   17800
Market Vectors Gold Miners     COM      57060U100    937      15600 SH       Sole                   15600
Market Vectors Russia ETF      COM      57060U506   1257      30200 SH       Sole                   30200
Masco Corp.                    COM      574599106   3689     265000 SH       Sole                  265000
National Grid PLC              COM      636274300    240       5000 SH       Sole                    5000
Nippon Telegraph & Telephone   COM      654624105    202       9000 SH       Sole                    9000
Novartis AG                    COM      66987V109    272       5000 SH       Sole                    5000
Oil Service HOLDRS             COM      678002106   2843      17300 SH       Sole                   17300
PetroChina Company Ltd.        COM      71646E100    868       5700 SH       Sole                    5700
PowerShares QQQ Trust          COM      73935A104   3486      60700 SH       Sole                   60700
Proshares Ultrashort Euro      COM      74347W882    268      15000 SH       Sole                   15000
Royal Bank of Canada           COM      780087102    248       4000 SH       Sole                    4000
Royal Dutch Shell Plc          COM      780259206    352       4836 SH       Sole                    4836
S&P Metals & Mining            COM      78464A755    542       7300 SH       Sole                    7300
SPDR Barclays Capital High Yld COM      78464A417   1547      38200 SH       Sole                   38200
SPDR Dow Jones Industrial Avg  COM      78467X109   1083       8800 SH       Sole                    8800
Semiconductor HOLDRS           COM      816636203   2059      59500 SH       Sole                   59500
Shire PLC                      COM      82481R106    218       2500 SH       Sole                    2500
TOTAL S.A.                     COM      89151E109   1073      17600 SH       Sole                   17600
Technology Select Sector SPDR  COM      81369Y803   1768      67800 SH       Sole                   67800
Terex Corp                     COM      880779103   1045      28200 SH       Sole                   28200
The Blackstone Group           COM      09253U108    304      17000 SH       Sole                   17000
Toyota Motor                   COM      892331307    562       7000 SH       Sole                    7000
Transocean Ltd.                COM      H8817H100    257       3300 SH       Sole                    3300
TriMas Corp                    COM      896215209   1167      54300 SH       Sole                   54300
Tyco International Ltd.        COM      H89128104    945      21100 SH       Sole                   21100
UBS AG                         COM      H89231338    316      17500 SH       Sole                   17500
Vanguard Total Bond Market     COM      921937835   1544      19300 SH       Sole                   19300
Vodafone Group PLC             COM      92857W209    336      11700 SH       Sole                   11700
Weyerhaeuser Co                COM      962166104    898      36500 SH       Sole                   36500